Going Concern (Details) $ in Thousands		1 Months Ended					12 Months Ended
	May 20, 2015 USD ($) MetricTon	Sep. 26, 2016 USD ($) MetricTon	Jun. 15, 2016 USD ($)	Sep. 24, 2014 USD ($) MetricTon	Sep. 17, 2014 USD ($)	Feb. 22, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Going Concern (Textual)
Incurred net losses							$ (7,121)	$ (20,511)	$ (52,949)
Working capital deficits							40,216	35,715
National Bank of Greece [Member]
Going Concern (Textual)
Description of cash payment in final settlement of obligations
Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company's obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.

Cash payment						$ 22,000
Payment of outstanding indebtedness					$ 2,700
Aggregate amount							$ 25,788
Outstanding balance				$ 3,300
M V Free Goddess [Member]
Going Concern (Textual)
Dead weight tonnage | MetricTon	22,051
Gross sale price	$ 5,500
M V Free Hero [Member]
Going Concern (Textual)
Dead weight tonnage | MetricTon	24,318
Gross sale price	$ 5,500
M V Fiorello [Member]
Going Concern (Textual)
Gross sale price			$ 1,490
M V Free Impala [Member]
Going Concern (Textual)
Dead weight tonnage | MetricTon				24,111
Payment of outstanding indebtedness				$ 3,300
Gross sale price				$ 3,600
M V Free Maverick [Member]
Going Concern (Textual)
Dead weight tonnage | MetricTon		23,994
Gross sale price		$ 1,925